UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4367
Columbia Funds Trust IX
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	6/30/05

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments

Columbia High Yield Municipal Fund
Investment Portfolio
September 30, 2004 (Unaudited)

				Par ($)	Value ($)
Municipal Bonds - 94.6%
EDUCATION - 3.9%
Education - 1.4%
CA California Statewide Communities Development Authority, San Francisco Art Institute, Series 2002,
	7.375%	04/01/32		750,000	770,520
CA Pasadena Community College District, Series 2003 A, Insured: FGIC,
	5.000%	06/01/19		1,290,000	1,382,674
FL Broward County Educational Facility Authority, Nova Southeastern University,
	5.625%	04/01/34		925,000	949,855
MA State Development Finance Agency, Western New England College, Series 2002,
	6.125%	12/01/32		300,000	314,655
OH University of Cincinnati, Series 2003 C, Insured: FGIC,
	5.000%	06/01/21		1,000,000	1,058,320
VT State Education & Health Buildings Agency, Vermont Law School Project, Series 2003 A,
	5.500%	01/01/33		500,000	493,600
WV State University, Series 2000 A, Insured: AMBAC:
	(a)	04/01/19		1,250,000	640,863
	(a)	04/01/25		2,750,000	967,230
Education Total					6,577,717
Prep School - 1.0%
CA California Statewide Communities Development Authority, Crossroads School for Arts & Sciences, Series 1998,
	6.000%	08/01/28	(b)	980,000	1,017,946
IL State Development Finance Authority, Latin School of Chicago Project, Series 1998,
	5.650%	08/01/28		1,725,000	1,755,929
MA State Health & Educational Facilities Authority, Learning Center Deaf Children, Series 1999 C,
	6.100%	07/01/19		1,000,000	1,007,270
NH Business Finance Authority, Proctor Academy Project, Series 1998 A,
	5.400%	06/01/17		950,000	987,677
Prep School Total					4,768,822

Student Loan - 1.5%
NE Nebhelp, Inc., Series 1993 A-6, AMT, Insured: MBIA,
	6.450%	06/01/18	(c)	4,000,000	4,290,240
NM State Educational Assistance Foundation, Series 1996 A-2, AMT,
	6.650%	11/01/25	(c)	1,955,000	1,955,176
OH Student Loan Funding Corp., Series 1992 B, AMT,
	6.750%	01/01/07	(c)	1,075,000	1,077,612
Student Loan Total					7,323,028

EDUCATION TOTAL					18,669,567

HEALTH CARE - 25.5%
Continuing Care Retirement - 8.0%
CA Abag Finance Authority for Nonprofit Corps., Eskaton Gold River Lodge, Series 1998:
	6.375%	11/15/15	(b)	690,000	716,303
	6.375%	11/15/28	(b)	550,000	555,918
CA La Verne, Brethren Hillcrest Homes, Series 2003 B,
	6.625%	02/15/25		685,000	696,227
CA Statewide Community Development Authority, Eskaton Village - Grass Valley, Series 2000,
	8.250%	11/15/31	(b)	1,750,000	1,915,042
CT State Development Authority, The Elim Park Baptist, Inc. Project, Series 2003,
	5.850%	12/01/33		660,000	672,025
FL Capital Project Finance Authority, Glenridge on Palmer Ranch, Series 2002 A,
	8.000%	06/01/32		1,250,000	1,262,562
FL Lee County Industrial Development Authority, Shell Point Village Project, Series 1999 A,
	5.500%	11/15/29		1,200,000	1,152,600
FL Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc., Series 1996,
	8.625%	07/01/20		1,500,000	1,565,970
FL Palm Beach County Health Facilities Authority Revenue, Abbey Delray South, Series 2003,
	5.350%	10/01/14		1,250,000	1,278,675
GA Fulton County Residential Care Facilities, Canterbury Court Episcopal Home for the Retired, Series 2004 PJ-A,
	6.125%	02/15/34		1,000,000	999,310
GA Savannah Economic Development Authority, 1st Mortgage, Marshes of Skidaway, Series 2003 A,
	7.400%	01/01/34		1,000,000	1,002,630
HI State Department of Budget & Finance, Kahala Nui Project, Series 2003 A:
	7.875%	11/15/23		250,000	262,102
	8.000%	11/15/33		1,000,000	1,050,040
IL State Health Facilities Authority: Lutheran Senior Ministries, Series 2001,
	7.375%	08/15/31		550,000	551,567
Washington and Jane Smith Community, Series 2003 A,
	7.000%	11/15/32		1,000,000	1,002,690
MA Boston Industrial Development Financing Authority, Springhouse, Inc., Series 1998,
	5.875%	07/01/20		385,000	383,803
MA State Development Finance Agency, Loomis Community Project: Series 1999 A,
	5.625%	07/01/15		650,000	640,334
Series 2002 A,
	6.900%	03/01/32		220,000	228,534
MD Westminster Economic Development Revenue, Carroll Lutheran Village, Series 2004 A,
	6.250%	05/01/34		1,750,000	1,778,315
MO State Health & Educational Facilities Authority, Lutheran Senior Services, Series 1997,
	5.750%	02/01/17		2,000,000	2,075,740
NH State Higher Educational & Health Facilities Authority, Rivermead at Peterborough, Series 1998:
	5.625%	07/01/18		500,000	480,865
	5.750%	07/01/28		1,665,000	1,550,564

NJ State Economic Development Authority: Seabrook Village, Inc., Series 2000 A,
	8.250%	11/15/30		1,125,000	1,208,835
Winchester Gardens, Series 1996 A,
	5.800%	11/01/31		750,000	748,327
PA Chartiers Valley Industrial & Commercial Development Authority, Asbury Health Center: Asbury Health Center, Series 1999,
	6.375%	12/01/24		750,000	746,783
Friendship Village of South Hills, Series 2003 A,
	5.750%	08/15/20		1,000,000	996,630
PA Delaware County Authority, Dunwoody Village, Series 2003 A,
	5.375%	04/01/17		750,000	797,033
PA Lancaster Industrial Development Authority, Garden Spot Village Project, Series 2000 A,
	7.625%	05/01/31		825,000	872,256
PA State Authority for Industrial Development, Baptist Home of Philadelphia, Series 1998,
	5.500%	11/15/18		530,000	489,381
TN Metropolitan Government, Nashville and Davidson County, Blakeford at Green Hills, Series 1998,
	5.650%	07/01/24		1,825,000	1,689,238
TN Shelby County Health, Educational & Housing Facilities Board, Germantown Village, Series 2003 A,
	7.250%	12/01/34		675,000	693,677
TX Abilene Health Facilities Development Corp., Sears Methodist Retirement Obligation Group: Series 1998 A,
	5.900%	11/15/25		1,350,000	1,310,026
Series 2003 A,
	7.000%	11/15/33		800,000	828,432
TX Houston Health Facilities Retirement, Buckingham Senior Living Community, Series 2004 A,
	7.125%	02/15/34		1,000,000	1,034,030
WI State Health & Educational Facilities Authority: Attic Angel Obligated Group, Series 1998,
	5.750%	11/15/27		2,125,000	1,934,961
Clement Manor, Series 1998,
	5.750%	08/15/24		2,200,000	2,014,012
Lutheran Program for the Aging, Series 1998,
	5.700%	03/01/28		750,000	684,817
Three Pillars Senior Living Communities, Series 2003,
	5.600%	08/15/23		790,000	796,209
Continuing Care Retirement Total					38,666,463

Health Services - 0.6%
MA State Development Finance Agency, Boston Biomedical Research Institute, Series 1999:
	5.650%	02/01/19		370,000	358,493
	5.750%	02/01/29		550,000	543,917
MA State Health & Educational Facilities Authority, Civic Investments, Inc., Series 2002 A,
	9.000%	12/15/15		1,500,000	1,718,055
MN Minneapolis & St. Paul Housing Redevelopment Authority, Healthpartners Project, Series 2003,
	5.875%	12/01/29		400,000	408,632
Health Services Total					3,029,097

Hospitals - 12.7%
AZ Health Facilities Authority, Phoenix Memorial Hospital, Series 1991,
	8.125%	06/01/12	(d)	1,931,719	57,952
CA Abag Finance Authority for Nonprofit Corps., San Diego Hospital Association, Series 2003 C,
	5.375%	03/01/21		500,000	507,915

CA California Statewide Communities Development Authority, Kaiser Permanente, Series 2004 I,
	3.450%	04/01/35	1,750,000	1,727,512
CA Rancho Mirage Joint Powers Financing Authority, Bon Secours-St. Frances Medical Center, Inc., Series 2002 A,
	5.625%	07/01/29	2,000,000	2,064,200
CA State Health Facilities Financing Authority Revenue: Catholic Healthcare West, Series 2004 G,
	5.250%	07/01/23	500,000	502,800
Stanford Hospital & Clinics Project, Series 2003 A,
	5.000%	11/15/23	1,500,000	1,526,310
CA Whittier Health Facilities Revenue, Presbyterian Intercommunity Hospital, Series 2002,
	5.750%	06/01/31	1,000,000	1,044,310
CO La Junta, Arkansas Valley Regional Medical Center Project, Series 1999,
	6.100%	04/01/24	900,000	915,489
CO State Health Care Facilities Authority: National Jewish Medical & Research Center, Series 1998,
	5.375%	01/01/23	1,080,000	1,046,347
Parkview Medical Center, Inc. Project, Series 2001,
	6.600%	09/01/25	300,000	325,962
FL Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series 2003 B,
	5.250%	10/01/34	1,000,000	985,140
FL Miami Health Facilities Authority, Catholic Health East, Series 2003 B,
	5.125%	11/15/24	1,000,000	998,440
FL Orange County Health Facilities Authority, Orlando Regional Healthcare System: Series 1999 E,
	6.000%	10/01/26	875,000	916,703
Series 2002,
	5.750%	12/01/32	350,000	367,426
FL South Lake County Hospital District, South Lake Hospital, Inc., Series 2003:
	6.375%	10/01/28	750,000	765,270
	6.375%	10/01/34	500,000	509,415
FL West Orange Healthcare District, Series 2001 A,
	5.650%	02/01/22	1,450,000	1,482,161
IL Southwestern Illinois Development Authority, Anderson Hospital, Series 1999:
	5.500%	08/15/20	500,000	502,180
	5.625%	08/15/29	250,000	243,295
IL State Health Facilities Authority, Thorek Hospital & Medical Center, Series 1998,
	5.375%	08/15/28	500,000	453,180
IN Health Facility Financing Authority, Community Foundation of Northwest Indiana, Inc., Series 2004 A,
	6.000%	03/01/34	850,000	832,703
MA State Health & Educational Facilities Authority: Jordan Hospital: Series 1998 D,
	5.250%	10/01/18	600,000	571,416
Series 2003 E,
	6.750%	10/01/33	750,000	783,915
Milford-Whitinsville Regional Hospital: Series 1998 C,
	5.750%	07/15/13	610,000	633,735
Series 2002 D,
	6.350%	07/15/32	1,715,000	1,772,264

MD State Health & Higher Educational Facilities Authority, Adventist HealthCare, Series 2003 A:
	5.000%	01/01/16	400,000	408,892
	5.750%	01/01/25	600,000	619,932
MI Dickinson County, Series 1999,
	5.800%	11/01/24	1,000,000	983,300
MI Flint Hospital Building Authority, Hurley Medical Center: Series 1998 A,
	5.375%	07/01/20	465,000	452,677
MI State Hospital Finance Authority, Oakwood Obligated Group, Series 2003,
	5.500%	11/01/18	1,600,000	1,702,224
MN St. Paul Housing & Redevelopment Authority, HealthEast Project, Series 1993 B,
	6.625%	11/01/17	240,000	241,793
MN Washington Housing & Redevelopment Authority, HealthEast Project, Series 1998,
	5.250%	11/15/12	1,100,000	1,088,593
MO State Health & Educational Facilities Authority, Lake Regional Health System, Series 2003,
	5.700%	02/15/34	1,000,000	1,023,990
NC State Medical Care Commission, Stanly Memorial Hospital Project, Series 1999,
	6.375%	10/01/29	1,000,000	1,069,840
NH State Higher Educational & Health Facilities Authority: Littleton Hospital Assoc., Inc.: Series 1998 A:
	5.900%	05/01/18	500,000	465,535
	6.000%	05/01/28	1,000,000	908,470
Series 1998 B,
	5.900%	05/01/28	675,000	605,313
Catholic Medical Center, Series 2002 A,
	6.125%	07/01/32	400,000	408,788
NJ State Health Care Facilities Financing Authority Revenue, Capital Health Systems, Series 2003 A,
	5.750%	07/01/23	1,250,000	1,316,150
NM Farmington Hospital Revenue, San Juan Medical Center, Series 2004 A,
	5.000%	06/01/23	500,000	494,940
NV Henderson Health Care Facilities Revenue, Catholic Healthcare West, Series 1998:
	5.125%	07/01/28	540,000	517,768
	5.375%	07/01/26	790,000	786,919
NY State Dormitory Authority Revenue: Memorial Sloan-Kettering Cancer Center, Series 2001-1, Insured: MBIA:
	(a)	07/01/25	3,600,000	1,337,076
	(a)	07/01/26	4,400,000	1,528,560
North Shore - Long Island Jewish Medical Center, Series 2003,
	5.500%	05/01/33	400,000	414,652
OH Belmont County Health Systems Revenue, Ohio Valley Medical Center, Inc., Series 1998,
	5.700%	01/01/13	700,000	650,202
OH Highland County Joint Township Hospital District, Series 1999,
	6.750%	12/01/29	1,900,000	1,824,000
OH Lakewood Hospital Improvement Revenue, Lakewood Hospital Association, Series 2003,
	5.500%	02/15/15	1,250,000	1,336,263

OH Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Inc.: Series 1996 A,
	6.250%	05/15/16	500,000	519,995
Series 1996 C,
	6.250%	05/15/13	285,000	297,705
Series 1996 D,
	6.375%	05/15/26	1,015,000	1,043,278
OH Sandusky County, Memorial Hospital, Series 1998,
	5.150%	01/01/10	250,000	254,465
OK State Development Finance Authority, Duncan Regional Hospital, Series 2003 A,
	5.125%	12/01/23	2,000,000	2,004,240
OK Stillwater Medical Center Authority, Series 2003,
	5.625%	05/15/23	1,000,000	1,010,560
PA Allegheny County Hospital Development Authority, Ohio Valley General Hospital, Series 1997,
	5.450%	01/01/28	1,550,000	1,451,063
PA Pottsville Hospital Authority, Pottsville Hospital & Warne Clinic, Series 1998,
	5.625%	07/01/24	800,000	713,048
SC Jobs Economic Development, Bon Seocurs Health Systems, Series 2002 A,
	5.500%	11/15/23	2,250,000	2,288,295
SD State Health & Educational Facilities, Sioux Hospitals & Health Systems, Series 2004 A,
	5.250%	11/01/34	1,100,000	1,103,960
TX Knox County Health, Educational & Housing Facilities Board, Revenue, East Tennessee Hospital, Series 2003 B,
	5.750%	07/01/33	250,000	254,792
TX Richardson Hospital Authority, Richardson Medical Center, Series 1998,
	5.625%	12/01/28	450,000	456,417
TX Tyler Health Facilities Development Corp., Mother Frances Hospital, Series 2001,
	6.000%	07/01/31	750,000	771,908
VA Augusta County Industrial Development Authority, Augusta Health Care, Inc., Series 2003,
	5.250%	09/01/19	2,000,000	2,191,360
WA Skagit County Public Hospital District No. 1, Series 2003,
	6.000%	12/01/23	1,000,000	1,010,500
WA State Health Care Facilities Authority, Kadlec Medical Center, Series 2001, Insured: MBIA,
	5.875%	12/01/21	600,000	663,834
WI State Health & Educational Facilities Authority: Aurora Health Care Inc., Series 2003,
	6.400%	04/15/33	700,000	740,117
Fort Healthcare Inc. Project, Series 2004,
	6.100%	05/01/34	1,965,000	2,041,144
Wheaton Franciscan Services, Series 2002,
	5.750%	08/15/30	1,050,000	1,091,622
Hospitals Total				61,630,220

Intermediate Care Facilities - 1.2%
IL State Development Finance Authority, Hoosier Care, Inc., Series 1999 A,
	7.125%	06/01/34		1,460,000	1,201,127
IN State Health Facilities Financing Authority, Hoosier Care, Inc. Project, Series 1999 A,
	7.125%	06/01/34		1,205,000	991,341
LA State Public Facilities Authority Revenue, Progressive Healthcare Providers, Inc., Series 1998,
	6.375%	10/01/28		2,000,000	1,682,200
PA State Economic Development Financing Authority, Northwestern Human Services, Series 1998 A,
	5.250%	06/01/14		2,150,000	1,767,042
Intermediate Care Facilities Total					5,641,710

Nursing Homes - 3.0%
AK Juneau, St. Ann’s Care Center Project, Series 1999,
	6.875%	12/01/25		1,750,000	1,750,788
CO State Health Facilities Authority, Volunteers of America Care Facilities, Inc.: Series 1998 A,
	5.750%	07/01/20		700,000	637,903
Series 1999 A,
	5.750%	07/01/10		890,000	878,706
	6.000%	07/01/29		520,000	470,881
DE State Economic Development Authority, Churchman’s Village Project, Series 1991,
	10.000%	03/01/21		665,000	673,066
IA State Finance Authority, Care Initiatives Project: Series 1996,
	9.250%	07/01/25		485,000	586,249
Series 1998 B:
	5.500%	07/01/08		395,000	395,229
	5.750%	07/01/18		600,000	557,436
	5.750%	07/01/28		1,475,000	1,279,046
MA State Development Finance Agency, Alliance Health Care Facilities, Series 1999 A,
	7.100%	07/01/32		2,225,000	2,171,644
MA State Industrial Finance Agency, GF/Mass., Inc., Series 1994,
	8.300%	07/01/23		875,000	883,216
MI Cheboygan, Metro Health Foundation, Inc. Project, Series 1993,
	11.000%	11/01/22	(d)	577,512	88,359
MN Carlton, Inter-Faith Social Services, Inc. Project, Series 2000,
	7.500%	04/01/19		250,000	261,000
MN Sartell, Foundation for Healthcare Project, Series 1999 A,
	6.625%	09/01/29		2,000,000	1,990,000
PA Chester County Industrial Development Authority, RHA/PA Nursing Home, Series 2002,
	8.500%	05/01/32		395,000	388,597
PA Delaware County Authority, Main Line & Haverford Nursing, Series 1992,
	9.000%	08/01/22	(d)	50,000	30,000
PA Lackawanna County Industry Development Authority, Greenridge Nursing Center Project, Series 1990,
	7.750%	12/01/10	(e)(f)	110,000	99,000
PA Luzerne County Industrial Development Authority, Millville Nursing Center Project, Series 1990,
	7.750%	12/01/12	(e)(f)	175,000	157,500

TX Kirbyville Health Facilities Development Corp., Heartway III, Series 1997 A,
	10.000%	03/20/18	(g)	539,213	172,548
WA Kitsap County Consolidated Housing Authority, Martha and Mary Health Services, Series 1996, Insured: GNMA,
	7.100%	02/20/36		1,000,000	1,176,550
Nursing Homes Total					14,647,718

HEALTH CARE TOTAL					123,615,208

HOUSING - 5.0%
Assisted Living/Senior - 2.5%
DE Kent County Assisted Living Facilities, Heritage at Dover Project, Series 1999, AMT,
	7.625%	01/01/30	(c)	2,415,000	2,025,461
GA Columbus Housing Authority, The Gardens at Calvary Project, Series 1999,
	7.000%	11/15/29		2,000,000	1,631,000
IL State Development Finance Authority, Care Institute, Inc., Series 1995,
	8.250%	06/01/25		1,880,000	1,813,993
MN Roseville Elderly Care Facility, Care Institute, Inc. Project, Series 1993,
	7.750%	11/01/23	(g)	1,270,000	825,500
NC Medical Care Commission Health Care Facilities, DePaul Community Facilities Project: Series 1998,
	6.125%	01/01/28		500,000	441,010
Series 1999,
	7.625%	11/01/29		1,965,000	2,022,005
NY Huntington Housing Authority, Gurwin Jewish Senior Center, Series 1999 A:
	5.875%	05/01/19		1,900,000	1,799,794
	6.000%	05/01/29		625,000	578,819
NY Suffolk County Industrials Development Agency, Gurwin Jewish-Phase II, Series 2004,
	6.700%	05/01/39		500,000	505,140
TX Bell County Health Facility Development Corp., Care Institute, Inc., Series 1994,
	9.000%	11/01/24		945,000	863,758
Assisted Living/Senior Total					12,506,480

Multi-Family - 2.4%
CO State Health Facilities Authority, Birchwood Manor Project, Series 1991 A, Insured: GNMA,
	7.250%	04/01/11		435,000	436,849
DE Wilmington, Electra Arms Senior Association Project, Series 1994 A, AMT,
	6.250%	06/01/28	(c)	930,000	745,832
FL Broward County Housing Finance Authority, Chaves Lake Apartment Project, Series 2000 A, AMT,
	7.500%	07/01/40	(c)	1,250,000	1,247,662
FL Clay County Housing Finance Authority, Madison Commons Apartments, Series 2000 A, AMT,
	7.450%	07/01/40	(c)	1,235,000	1,237,668
IN New Castle, Raintree Apartments, Series 1988 B,
	(a)	03/01/18		30,625,000	76,563
MN Lakeville Multi-Family Revenue, Series 1989,
	9.875%	02/01/20		700,000	703,437
MN Washington County Housing & Redevelopment Authority, Cottages of Aspen Project, Series 1992, AMT,
	9.250%	06/01/22	(c)	455,000	464,373
MN White Bear Lake Multi-Family Revenue, Series 1989,
	9.750%	07/15/19		750,000	751,140

NC Medical Care Commission Arc Project, Health Care Housing, Series 2004 A,
	5.800%	10/01/34	(h)	800,000	797,064
NC Raleigh Multi-Family Revenue, Cedar Point Apartments, Series 1999 A:
	5.100%	11/01/10	(g)	250,000	135,027
	5.875%	11/01/24	(g)	200,000	108,004
Pass Through Certificates, Series 1993,
	8.500%	12/01/16		455,481	444,755
SC State Housing Finance & Development Authority, Westbridge Apartments Project, Series 1990, AMT,
	9.500%	09/01/20	(c)	570,000	562,567
TN Franklin Industrial Development Board, Landings Apartment Project, Series 1996 B,
	8.750%	04/01/27		1,595,000	1,638,958
TX El Paso County Housing Finance Corp., American Village Communities: Series 2000 C,
	8.000%	12/01/32		585,000	602,889
Series 2000 D,
	10.000%	12/01/32		690,000	713,840
TX State Affordable Housing Corp., NHT/GTEX LLC Project, Series 2001 C,
	10.000%	10/01/31	(g)	1,560,000	390,031
VA Alexandria Redevelopment & Housing Authority, Article 1 Associates LLP, Series 1990 A, AMT,
	10.000%	01/01/21	(c)	500,000	422,010
Multi-Family Total					11,478,669

Single Family - 0.1%
CO Housing and Finance Authority: Series 1995 D-1, AMT,
	7.375%	06/01/26	(c)	150,000	150,520
Series 1997 A-2, AMT,
	7.250%	05/01/27	(c)	120,000	120,404
Single Family Total					270,924

HOUSING TOTAL					24,256,073

INDUSTRIAL - 6.3%
Food Products - 1.4%
IN Hammond, American Maize Products Co. Project, Series 1994 A, AMT,
	8.000%	12/01/24	(c)	1,760,000	1,812,994
LA Port Lake Charles, Continental Grain Co., Project, Series 1993,
	7.500%	07/01/13		2,000,000	2,035,360
MI State Strategic Funding, Michigan Sugar Co.: Carollton Project, Series 1998 C, AMT,
	6.550%	11/01/25	(b)(c)	1,500,000	1,382,085
Sebewaing Project, Series 1998 A,
	6.250%	11/01/15		1,000,000	988,790
OH Toledo Lucas County Port Authority, Facilities Cargill Inc. Project, Series 2004 A,
	4.800%	03/01/22		500,000	498,810
Food Products Total					6,718,039

Forest Products - 2.5%
AL Camden Industrial Development Board, Weyerhaeuser Company, Series 2003 B, AMT,
	6.375%	12/01/24	(c)	275,000	296,018
AL Courtland Industrial Development Board International Paper Co., Series 2003 B, AMT,
	6.250%	08/01/25	(c)	2,000,000	2,094,420
AL Phoenix City Industrial Development Board Environmental Improvement, Meadwestvaco, Series 2002 A, AMT,
	6.350%	05/15/35	(c)	1,000,000	1,046,580

GA Rockdale County Development Authority, Solid Waste Disposal, Visy Paper, Inc., Series 1993, AMT,
	7.500%	01/01/26	(c)	2,800,000	2,896,796
LA Beauregard Parish, Boise Cascade Project, Series 2002,
	6.800%	02/01/27		1,750,000	1,806,840
MI Delta County Economic Development Corp., Mead Westvaco Escambia Project, Series 2002 B, AMT,
	6.450%	04/15/23	(c)	750,000	791,588
MS Lowndes County, Weyerhaeuser Corp., Series 1992 A,
	6.700%	04/01/22		230,000	272,863
	6.800%	04/01/22		1,995,000	2,389,750
VA Bedford County Industrial Development Revenue, Nekoosa Packaging Corp. Project, Series 1998, AMT,
	5.600%	12/01/25	(c)	400,000	387,628
Forest Products Total					11,982,483

Manufacturing - 0.6%
IL Will-Kankakee Regional Development Authority, Flanders Corp./Precisionaire, Series 1997, AMT,
	6.500%	12/15/17	(c)	815,000	819,042
KS Wichita Airport Authority, Cessna Citation Service Center, Series 2002 A, AMT,
	6.250%	06/15/32	(c)	1,875,000	1,985,719
Manufacturing Total					2,804,761

Metals & Mining - 0.2%
NV State Department of Business & Industry, Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT,
	8.000%	09/01/14	(c)(i)	474,193	373,622
VA Greensville County Industrial Development Authority, Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT:
	6.375%	10/01/04	(c)	33,748	33,739
	7.000%	04/01/14	(c)	930,000	744,586
Metals & Mining Total					1,151,947

Oil & Gas - 1.6%
NJ Middlesex County Pollution Control, Amerada Hess Corp., Series 2004,
	6.050%	09/15/34		285,000	297,050
NV Clark County Industrial Development Revenue, Southwest Gas Corp. Project, Series 2003 E, AMT,
	5.800%	03/01/38	(c)	1,750,000	1,876,228
TX Gulf Coast Industrial Development Authority, Citgo Petroleum Project, Series 1998, AMT,
	8.000%	04/01/28	(c)	875,000	930,991
TX Texas City Industrial Development Corp., Arco Pipe Line Co. Project, Series 1990,
	7.375%	10/01/20		2,000,000	2,630,540
VI Virgin Islands Public Finance Authority: Hovensa Coker Project, Series 2002, AMT,
	6.500%	07/01/21	(c)	125,000	136,041
Hovensa Refinery, Series 2003, AMT:
	5.875%	07/01/22	(c)	1,000,000	1,052,750
	6.125%	07/01/22	(c)	875,000	935,025
Oil & Gas Total					7,858,625

INDUSTRIAL TOTAL					30,515,855

OTHER - 8.0%
Other - 0.7%
NJ State Economic Development Authority, Motor Vehicle Commission, Series 2003 A, Insured: MBIA,
	(a)	07/01/14		2,500,000	1,671,600

NY Convention Center Operating Corp., Yale Building Project, Series 2003,
	(a)	06/01/08		2,100,000	1,802,031
				Other Total	3,473,631
Pool/Bond Bank - 0.3%
SD Economic Development Finance Authority, Davis Family Sodak, Series 2004 4-A, AMT,
	6.000%	04/01/29	(c)	1,400,000	1,423,296
Pool/Bond Bank Total					1,423,296
Refunded/Escrowed (k) - 5.4%
CO Adams County, Series 1991 B,
	11.250%	09/01/11	(j)	905,000	1,286,424
CO State Department of Transportation Revenue, Series 2001 832R-B Insured: MBIA,
	9.250%	12/15/08	(i)(l)	2,000,000	2,619,680
CT State Development Authority, New Haven Residuals, Series 1996, AMT,
	8.250%	12/01/06	(c)	460,000	496,492
FL Tampa Bay, Utility Systems Revenue, Series 1999, Insured: FGIC,
	9.740%	10/01/29	(i)(l)	7,500,000	9,948,075
GA Forsyth County Hospital Authority, Baptist Hospital Worth County, Series 1998,
	6.000%	10/01/08		755,000	809,805
GA State Municipal Electric Authority, Series 1991,
	6.600%	01/01/18		690,000	861,762
IL University of Illinois, Certificate of Participation, Utilities Infrastructure Projects, Series 2001 A, Insured: AMBAC,
	5.500%	08/15/16		1,425,000	1,627,664
NC Eastern Municipal Power Agency, Series 1991 A,
	6.500%	01/01/18		3,320,000	4,214,408
NC Lincoln County, Lincoln County Hospital Project, Series 1991,
	9.000%	05/01/07		125,000	137,769
NJ State Economic Development Authority, Winchester Gardens, Series 1996 A,
	8.625%	11/01/25		2,000,000	2,308,220
TN Shelby County Health Educational & Housing Facilities Board, Open Arms Care Corp.: Series 1992 A,
	9.750%	08/01/19		280,000	343,448
Series 1992 C,
	9.750%	08/01/19		280,000	343,448
WV State Hospital Finance Authority, Charleston Medical Center, Series 2000 A,
	6.750%	09/01/30		925,000	1,116,225
Refunded/Escrowed Total					26,113,420
Tobacco - 1.6%
CA Golden State Tobacco Securitization Authority: Series 2003 A-1:
	6.250%	06/01/33		1,725,000	1,630,643
	6.750%	06/01/39		1,000,000	966,180
Series 2003 B,
	5.500%	06/01/43		1,250,000	1,289,888
LA Tobacco Settlement Financing Corp., Series 2001 B,
	5.875%	05/15/39		1,000,000	854,030
NJ Tobacco Settlement Financing Corporation, Series 2003,
	6.750%	06/01/39		2,000,000	1,919,840
SC Tobacco Settlement Revenue Management Authority, Series 2001 B,
	6.375%	05/15/28		1,000,000	928,180
Tobacco Total					7,588,761

OTHER TOTAL					38,599,108

OTHER REVENUE - 1.6%
Hotels - 0.4%
PA Philadelphia Authority for Industrial Development, Doubletree Project, Series 1997 A,
	6.500%	10/01/27		2,000,000	2,031,600
Hotels Total					2,031,600
Recreation - 1.1%
CA Agua Caliente Band of Cahuilla Indians, Series 2003,
	6.000%	07/01/18		1,000,000	1,032,860
CT Mashantucket Western Pequot Tribe, Series 1999 B,
	(a)	09/01/15	(i)	2,000,000	1,155,720
CT Mohegan Indians Tribe, Gaming Authority, Series 2001,
	6.250%	01/01/31	(i)	475,000	502,417
FL Capital Trust Agency, Seminole Tribe Convention Center, Series 2002 A,
	10.000%	10/01/33	(i)	2,050,000	2,452,743
NM Red River Sports Facilities Revenue, Red River Ski Area Project, Series 1998,
	6.450%	06/01/07		155,000	157,356
Recreation Total					5,301,096
Retail - 0.1%
OH Lake County, North Madison Properties, Ltd. Project, Series 1993,
	8.819%	09/01/11		460,000	460,317
Retail Total					460,317

OTHER REVENUE TOTAL					7,793,013

RESOURCE RECOVERY - 1.8%
Disposal - 0.8%
IL Development Finance Authority, Waste Management, Inc., Series 1997, AMT,
	5.050%	01/01/10	(c)	250,000	261,707
MA State Development Finance Agency, Peabody Monofill Associates, Inc. Project, Series 1994,
	9.000%	09/01/05		330,000	337,168
OH State Solid Waste Revenue, Republic Service Project, Inc., Series 2004, AMT,
	4.250%	04/01/33	(c)	2,000,000	1,960,160
UT Carbon County, Solid Waste Disposal Revenue, Laidlaw Environmental, Series 1997 A, AMT,
	7.450%	07/01/17	(c)	1,500,000	1,560,795
Disposal Total					4,119,830

Resource Recovery - 1.0%
MA State Development Finance Agency, Ogden Haverhill Project: Series 1998 A, AMT,
	5.500%	12/01/13	(c)	500,000	504,690
Series 1998 A, AMT
	5.600%	12/01/19	(c)	1,000,000	1,000,100
Series 1999 A, AMT,
	6.700%	12/01/14	(c)	750,000	798,623
PA Delaware County Industrial Development Authority, American Ref-Fuel Co., Series 1997 A,
	6.200%	07/01/19		2,225,000	2,326,327
Resource Recovery Total					4,629,740

RESOURCE RECOVERY TOTAL					8,749,570

TAX-BACKED - 19.2%
Local Appropriated - 2.1%
CA Compton Certificates of Participation, Civic Center & Capital Improvements, Series 1997 A,
	5.500%	09/01/15		1,500,000	1,560,105
CA Southeast Resource Recovery Facilities Authority, Series 2003 B, AMT, Insured: AMBAC,
	5.375%	12/01/18	(c)	2,000,000	2,147,100

IL Chicago Tax Increment, Pilsen Redevelopment, Series 2004 B,
	6.750%	11/01/11	1,225,000	1,248,495
MN Andover Economic Development Authority, Andover Community Center, Series 2004,
	5.200%	02/01/34	750,000	753,083
MO St. Louis Industrial Development Authority, St. Louis Convention Center Hotel, Series 2000, Insured: AMBAC,
	(a)	07/15/18	3,000,000	1,604,160
SC Berkeley County School District, Securing Assets for Education, Series 2003,
	5.000%	12/01/28	2,000,000	2,004,680
SC Dorchester County School District, Growth Remedy Opportunity Tax hike, Series 2004,
	5.250%	12/01/29	1,000,000	1,015,680
Local Appropriated Total				10,333,303

Local General Obligations - 4.9%
CA East Side Union High School District, Series 2003 B, Insured: MBIA,
	5.100%	02/01/20	1,320,000	1,475,509
CA Empire Union School District, Series 1987-1 A, Insured: AMBAC,
	(a)	10/01/21	1,665,000	721,411
CA Los Angeles Community College District, Series 2003 B, Insured: FSA,
	5.000%	08/01/19	2,000,000	2,146,000
CA Los Angeles Unified School District: Series 1997 E, Insured: MBIA,
	5.125%	01/01/27	3,800,000	3,938,624
Series 2002, Insured: MBIA,
	5.750%	07/01/16	800,000	949,224
CA Modesto High School District, Series 2002 A, Insured: FGIC,
	(a)	08/01/19	2,650,000	1,318,693
CA Rocklin Unified School District, Election of 2002, Series 2003, Insured: FGIC,
	(a)	08/01/17	3,130,000	1,756,869
CA William S. Hart Union High School District, Series 2003 A, Insured: MBIA,
	5.000%	09/01/19	1,625,000	1,744,584
CO Red Sky Ranch Metropolitan District, Series, 2003,
	6.050%	12/01/33	1,000,000	1,010,020
IL Hoffman Estates Park District, Series 2004,
	5.250%	12/01/23	1,000,000	1,043,170
NY New York City: Series 1995 B,
	7.250%	08/15/07	1,000,000	1,132,370
Series 2003 J,
	5.500%	06/01/18	1,500,000	1,652,985
OH Dublin City School District, Series 2003, Insured: FSA,
	5.000%	12/01/20	2,450,000	2,616,992
TX Dallas County Flood Control District, Series 2002,
	7.250%	04/01/32	1,000,000	1,032,660
WA Clark County School District No. 037 Vancouver, Series 2001B, Insured: FGIC,
	(a)	12/01/18	2,500,000	1,308,800
Local General Obligations Total				23,847,911

Special Non-Property Tax - 3.4%
CO State Department of Transportation Revenue, Series 2001 832R-A, Insured: MBIA,
	9.250%	06/15/14	(i)(l)	3,000,000	3,930,270
FL Northern Palm Beach County Improvement District, Series 1999, Insured: MBIA:
	5.900%	08/01/19		500,000	555,935
	6.000%	08/01/29		750,000	834,518
MO St. Louis County Industrial Development Authority, Kiel Center Arena, Series 1992, AMT,
	7.875%	12/01/24	(c)	3,000,000	3,022,050
NY State Thruway Authority, Series 2003 A, Insured: MBIA,
	5.000%	03/15/20		3,500,000	3,730,895
PR Commonwealth of Puerto Rico Highway & Transportation Authority, Series 2003 AA, Insured: MBIA:
	5.500%	07/01/18		1,225,000	1,437,746
	5.500%	07/01/19		2,320,000	2,724,701
Special Non-Property Tax Total					16,236,115

Special Property Tax - 5.0%
CA Carson Improvement Board Act 1915, Series 1992,
	7.375%	09/02/22		135,000	136,007
CA Huntington Beach Community Facilities District, Grand Coast Resort, Series 2000-1,
	6.450%	09/01/31		1,250,000	1,303,163
CA Irvine Improvement Bond Act 1915, No. 00-18-GRP 3, Series 2003,
	5.550%	09/02/26		500,000	502,765
CA Lincoln Special Tax, Community Facility District No 2003-1, Series 2004
	5.750%	09/01/20		500,000	501,175
	5.900%	09/01/24		500,000	505,175
CA Oakdale Public Financing Authority Tax Allocation Revenue, Central City Redevelopment Project, Series 2004,
	5.375%	06/01/33		2,000,000	2,000,580
CA Oceanside Community Development Commissions, Downtown Redevelopment Project, Series 2003,
	5.700%	09/01/25		500,000	516,555
CA Orange County Community Facilities District, Ladera Ranch: Series 1999 A,
	6.500%	08/15/21		1,000,000	1,096,970
Series 2003 A,
	5.550%	08/15/33		1,000,000	1,003,080
CA Orange County Improvement Bond Act 1915, Phase IV, No. 01-1-B, Series 2003,
	5.750%	09/02/33		1,000,000	1,023,020
CA Redwood City Community Facilities District, 1 Redwood, Series 2003 B,
	6.000%	09/01/33		700,000	725,340
CA Temecula Valley Unified School District, Series 2003,
	6.125%	09/01/33		600,000	612,480
FL Brandy Creek Community Development District, Series 2003 A,
	6.350%	05/01/34		1,000,000	1,034,440
FL Celebration Community Development District, Series 2003A,	6.400%
		05/01/34		1,000,000	1,035,760

FL Colonial Country Club Community Development, Series 2003,
	6.400%	05/01/33	745,000	777,251
FL Concorde Estates Community Development District, Series 2004 A,
	5.850%	05/01/35	1,320,000	1,292,676
FL Double Branch Community Development District: Series 2002 A,
	6.700%	05/01/34	700,000	748,776
Series 2003 B,
	5.375%	05/01/08	1,170,000	1,192,066
FL Heritage Palms Community Development District, Series 1999,
	6.250%	11/01/04	375,000	375,334
FL Islands at Doral Southwest Community Development District, Series 2003,
	6.375%	05/01/35	770,000	803,657
FL Lexington Oaks Community Development District: Series 1998 A,
	6.125%	05/01/19	250,000	254,167
Series 1998 B,
	5.500%	05/01/05	50,000	50,202
Series 2000 A:
	7.200%	05/01/30	675,000	708,912
	6.700%	05/01/33	250,000	263,355
FL Middle Village Community Development District, Series 2004 A,
	6.000%	05/01/35	2,000,000	2,028,360
FL Orlando, Conroy Road Interchange Project, Series 1998 A:
	5.500%	05/01/10	325,000	335,826
	5.800%	05/01/26	600,000	608,160
FL Stoneybrook Community Development District: Series 1998 A,
	6.100%	05/01/19	805,000	818,709
Series 1998 B,
	5.700%	05/01/08	35,000	35,619
FL Westchester Community Development District, Series 2003,
	6.125%	05/01/35	800,000	808,640
MI Pontiac Finance Authority, Development Area No. 3, Series 2002,
	6.375%	06/01/31	1,000,000	1,014,340
Special Property Tax Total				24,112,560

State Appropriated - 1.0%
CA State Public Works Board, Coalinga State Hospital, Series 2004 A,
	5.500%	06/01/19	1,000,000	1,105,730
LA State Military Department, Custody Receipts, Series 2004,
	4.850%	05/01/24	1,500,000	1,471,305
NY Triborough Bridge & Tunnel Authority, Javits Convention Center Project, Series 1990 E,
	7.250%	01/01/10	1,770,000	2,007,463
State Appropriated Total				4,584,498

State General Obligations - 2.8%
CA State, Series 2003:
	5.250%	02/01/18	2,000,000	2,227,820
	5.250%	02/01/20	2,000,000	2,218,780
	5.250%	02/01/23	800,000	873,272
MA Massachusetts Bay Transportation Authority, Series 1992 B, Insured: MBIA,
	6.200%	03/01/16	5,825,000	7,018,892
PR Commonwealth of Puerto Rico, Series 2004 A,
	5.000%	07/01/30	1,200,000	1,294,176
State General Obligations Total				13,632,940
TAX-BACKED TOTAL				92,747,327

TRANSPORTATION - 7.1%
Air Transportation - 2.7%
CA Los Angeles Regional Airports Improvement Corp., American Airlines, Inc., Series 2002 C, AMT,
	7.500%	12/01/24	(c)	400,000	364,236
FL Capital Trust Agency, Air Cargo Orlando Project, Series 2003, AMT,
	6.750%	01/01/32	(c)	650,000	623,291
IL Chicago O’Hare International Airport, United Airlines, Inc., Series 2000 A, AMT,
	6.750%	11/01/11	(c)(d)	1,600,000	598,336
IN Indianapolis Airport Authority, Federal Express Corp. Project, Series 1994, AMT,
	5.100%	01/15/17	(c)	1,000,000	1,038,660
MA State Port Authority, Delta Airlines, Inc., Series 2001 A, AMT, Insured: AMBAC,
	5.500%	01/01/16	(c)	2,935,000	3,081,721
MN Minneapolis & St. Paul Metropolitan Airports Commission, Northwest Airlines: Series 2001 A, AMT,
	7.000%	04/01/25	(c)	1,800,000	1,491,822
Series 2001 B, AMT,
	6.500%	04/01/25	(c)	500,000	478,495
NC Charlotte/Douglas International Airport, U.S. Airway, Inc.: Series 1998, AMT,
	5.600%	07/01/27	(c)(m)	500,000	223,485
Series 2000, AMT,
	7.750%	02/01/28	(c)(m)	1,250,000	683,500
NJ State Economic Development Authority, Continental Airlines, Inc. Project: Series 1999, AMT,
	6.250%	09/15/29	(c)	500,000	367,975
Series 2003, AMT,
	9.000%	06/01/33	(c)	1,000,000	1,019,950
PA Philadelphia Authority for Industrial Development, Aero Philadelphia, Series 1999, AMT:
	5.250%	01/01/09	(c)	350,000	342,720
	5.500%	01/01/24	(c)	1,000,000	917,260
TX Alliance Airport Authority, AMR Corp., Series 1991, AMT,
	7.000%	12/01/11	(c)	1,070,000	842,165
TX Houston Industrial Development Corp., United Parcel Service, Series 2002, AMT,
	6.000%	03/01/23	(c)	1,072,549	1,095,609
Air Transportation Total					13,169,225

Airports - 1.3%
DC Metropolitan Washington Airports Authority, Series 2003 A, AMT, Insured: FGIC,
	5.000%	10/01/33	(c)	1,500,000	1,504,305
NC Charlotte Airport Revenue, Series 1999, AMT, Insured: MBIA,
	10.330%	04/20/19	(c)(i)(j)(l)	4,000,000	4,896,720
Airports Total					6,401,025

Ports - 1.3%
WA Port of Seattle: Series 2000 A, AMT, Insured: MBIA,
	10.200%	02/01/10	(c)(i)(l)	1,250,000	1,560,400
Series 2000 B, AMT, Insured: MBIA,
	10.200%	02/01/11	(c)(i)(l)	3,750,000	4,759,275
Ports Total					6,319,675

Toll Facilities - 1.4%
CO E-470 Public Highway Authority, Series 2000 B: Insured: MBIA,
	(a)	09/01/18		4,000,000	2,127,080
	(a)	09/01/35		17,500,000	1,803,550
CO Northwest Parkway Public Highway Authority, Series 2001 D,
	7.125%	06/15/41		2,750,000	2,890,993
Toll Facilities Total					6,821,623

Transportation - 0.4%
NV State Department of Business & Industry, Las Vegas Monorail Project, Series 2000,
	7.375%	01/01/40		1,750,000	1,767,885
Transportation Total					1,767,885

TRANSPORTATION TOTAL					34,479,433

UTILITY - 16.2%
Independent Power Producers - 3.1%
MI Midland County Economic Development Corp., Series 2000 A, AMT,
	6.875%	07/23/09	(c)	1,650,000	1,717,337
NY Port Authority of New York & New Jersey, KIAC Power Project, Series 1996, AMT,
	6.750%	10/01/11	(c)	1,000,000	1,055,550
PA Carbon County Industrial Development Authority, Panther Creek Partners Project, Series 2000, AMT,
	6.650%	05/01/10	(c)	920,000	994,676
PA State Economic Development Financing Authority, Colver Project, Series 1994 D, AMT,
	7.150%	12/01/18	(c)	1,650,000	1,695,375
PA State Economic Development Financing Authority, Northampton Generating: Series 1994 A, AMT,
	6.500%	01/01/13	(c)	3,000,000	3,033,870
Series 1994 B, AMT,
	6.750%	01/01/07	(c)	2,530,000	2,616,096
VA Pittsylvania County Industrial Development Authority, Multitrade of Pittsylvania, Series 1994 A, AMT:
	7.450%	01/01/09	(c)	3,500,000	3,605,875
	7.500%	01/01/14	(c)	500,000	515,035
Independent Power Producers Total					15,233,814

Investor Owned - 5.3%
AZ Maricopa County Pollution Control Corp.: El Paso Electric Co. Project, Series 2002 A,
	6.250%	05/01/37		1,000,000	1,029,210
Southern California Edison Co., Series 2000 A,
	2.900%	06/01/35		1,000,000	983,530
CA Chula Vista Industrial Development Revenue, San Diego Gas & Electric, Series 1996, AMT,
	5.500%	12/01/21	(c)	1,275,000	1,349,282
FL Polk County Industrial Development Authority, Tampa Electric Co. Project, Series 1996, AMT,
	5.850%	12/01/30	(c)	1,500,000	1,514,745
IL State Development Finance Authority Pollution Control Revenue, Peoples Gas Light & Coke Co., Series 2003 E, AMT, Insured: AMBAC,
	4.875%	11/01/38	(c)	2,500,000	2,536,725
IN Petersburg, Indiana Power & Light Co.: Series 1991,
	5.750%	08/01/21		1,000,000	1,034,950
Series 1995,
	6.625%	12/01/24		255,000	260,544
LA Calcasieu Parish Industrial Development Board, Entergy Gulf States, Inc., Series 1999,
	5.450%	07/01/10		500,000	508,520

LA West Feliciana Parish, Entergy Gulf States, Inc., Series 1999 B,
	6.600%	09/01/28		250,000	255,370
MS State Business Finance Corp., Systems Energy Resources, Inc. Project, Series 1999,
	5.900%	05/01/22		1,500,000	1,514,460
MT Forsyth Pollution Control Revenue, Portland General Electric Co., Series 1998 A,
	5.200%	05/01/33		375,000	398,434
NC Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light, Series 2002,
	5.375%	02/01/17		2,000,000	2,153,800
NM Farmington Pollution Control Revenue, Tucson Electric Power Co., Series 1997 A,
	6.950%	10/01/20		2,000,000	2,099,920
NV Clark County Industrial Development Revenue, Nevada Power Co., Series 1995 B, AMT,
	5.900%	10/01/30	(c)	2,135,000	2,082,479
NV Clark County Pollution Control Revenue, Southern California Edison, Series 2000, AMT,
	3.250%	06/01/31	(c)	1,000,000	991,160
PA Beaver County Industrial Development Authority, Toledo Edison Co. Project, Series 1995,
	7.625%	05/01/20		2,000,000	2,091,240
SC Berkeley County Pollution Control Facilities Revenue, South Carolina Generating Co. Project, Series 2003,
	4.875%	10/01/14		1,500,000	1,594,980
TX Brazos River Authority, Texas Utilities Electric Co. Project: Series 2001 C, AMT,
	5.750%	05/01/36	(c)	515,000	542,681
Series 2003 C, AMT,
	6.750%	10/01/38	(c)	1,180,000	1,241,313
WY Converse County Pollution Control Revenue, PacifiCorp, Series 1988,

	3.900%	01/01/14		1,500,000	1,465,680
Investor Owned Total					25,649,023

Joint Power Authority - 1.5%
GA State Municipal Electric Authority, Series 1991 V,
	6.600%	01/01/18		3,375,000	4,140,889
NC Eastern Municipal Power Agency: Series 1991 A,
	6.500%	01/01/18		1,680,000	2,038,865
Series 2003 C,
	5.375%	01/01/17		1,000,000	1,065,370
Joint Power Authority Total					7,245,124

Municipal Electric - 4.7%
MN Western Municipal Power Agency, Series 2003 B, Insured: MBIA,
	5.000%	01/01/15		500,000	554,565
NY Long Island Power Authority: Series 1998-8 C, Insured: AMBAC,
	5.000%	04/01/10		2,000,000	2,206,320
Series 2003 A,
	5.000%	06/01/09		2,000,000	2,168,720
PR Electric Power Authority, Series 1998 NN,
	5.500%	07/01/20		1,005,000	1,144,383
TX Lower Colorado River Authority, Series 1999 A, Insured: AMBAC,
	5.500%	05/15/21		15,000,000	16,482,300
Municipal Electric Total					22,556,288

Water & Sewer - 1.6%
CA State Department of Water Resources, Central Valley Project, Series 2002 X, Insured: FGIC,
	5.500%	12/01/17		1,300,000	1,519,882
FL Key West Sewer Revenue, Series 2003, Insured: FGIC,
	5.250%	10/01/18		1,000,000	1,108,070
MS Water System Revenue, V Lakes Utility District, Series 1994,
	8.250%	07/15/24		400,000	393,556
NH State Industrial Development Authority, Pennichuck Water Works, Inc. Project, Series 1988, AMT,
	7.500%	07/01/18	(c)	440,000	500,012
PA Dauphin County Industrial Development Authority, Dauphin Water Supply Co., Series 1992 A, AMT,
	6.900%	06/01/24	(c)	3,200,000	4,029,056
Water & Sewer Total					7,550,576

UTILITY TOTAL					78,234,825

Total Municipal Bonds
(cost of $446,928,478)
					457,659,979

Municipal Preferred Stocks - 1.1%
HOUSING - 1.1%
Multi-Family - 1.1%
Charter Municipal Mortgage Acceptance Co., AMT,
	6.300%	04/30/19	(c)(i)	1,000,000	1,065,290
	6.625%	06/30/09	(c)(i)	2,000,000	2,222,440
	7.600%	11/30/50	(c)(i)	1,500,000	1,743,015
Total Municipal Preferred Stocks
(cost of $4,500,000)					5,030,745

Short-Term Obligations - 2.9%
Variable Rate Demand Notes (n) - 2.9%
FL Alachua County Health Facilities Authority Oak Hammock University Project, Series 2000 A, Insured: FGIC,
	1.720%	10/01/32		600,000	600,000
IA State Finance Authority: Drake University Project, Series 2001,
	1.770%	07/01/31		700,000	700,000
Village Court Associates, Series 1985 A,
	1.710%	11/01/15		600,000	600,000
IA Woodbury County, Siouxland Medical Education Foundation, Series 1996,
	1.760%	11/01/16		1,500,000	1,500,000
IL State Health Facilities Authority Revenue OSF Healthcare Systems, Series 2002,
	1.770%	11/15/27		200,000	200,000
MN State Department of Revenue, Brooklyn Center, Brookdale Corp. II Project, Series 2001,
	1.770%	12/01/24		800,000	800,000
MN State Higher Education Facilities Authority, St. Olaf College, Series 2002 5-M1,
	1.720%	10/01/32		1,600,000	1,600,000
MO State Health & Educational Facilities Washington University, Series 1996 C,
	1.700%	09/01/30		100,000	100,000

MS Jackson County Pollution Control, Chevron USA, Inc.: Series 1992,
	1.730%	12/01/16	1,400,000	1,400,000
Series 1993,
	1.730%	06/01/23	1,000,000	1,000,000
ND Ward County Health Care Facilities Revenue, Trinity Health, Series 2002 A,
	1.770%	07/01/29	195,000	195,000
NY New York City Municipal Water Finance Authority Series 1994 G,
	1.730%	06/15/24	600,000	600,000
UT Eagle Mountain Gas & Electric Revenue, Series 2001,
	1.700%	12/15/25	400,000	400,000
WI State Health & Education Facilities Authority, ProHealth Care Inc., Riverview Hospital Association, Series 2001,
	1.770%	10/01/30	1,100,000	1,100,000
WY Lincoln County Pollution Control Revenue Dates Exxon Project, Series 1984 C,
	1.610%	11/01/14	300,000	300,000
WY Uinta County Pollution Control Authority Chevron USA, Inc. Project: Series 1992,
	1.730%	12/01/22	1,500,000	1,500,000
Series 1993,
	1.730%	08/15/20	1,500,000	1,500,000

Total Short-Term Obligations (cost of $14,095,000)				14,095,000

Total Investments - 98.6% (cost of $465,523,478)(o)				476,785,724
Other Assets & Liabilities, Net - 1.4%				6,873,414
Net Assets - 100.0%				483,659,138

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At September 30, 2004, the value of these securities amounted to $5,587,294, which represents 1.2% of net assets.

Security			Acquisition Date	Acquisition Cost
CA Abag Finance Authority for Nonprofit Corps., Eskaton Gold River Lodge, Series 1998:
	6.375%	11/15/15	07/30/98	$686,531
	6.375%	11/15/28	07/30/98	541,288
CA California Statewide Communities Development Authority, Crossroads School for Arts & Sciences, Series 1998,
	6.000%	08/01/28	08/21/98	305,000
CA Statewide Community Development Authority, Eskaton Village - Grass Valley, Series 2000,
	8.250%	11/15/31	09/08/00	1,750,000

MI State Strategic Fund, Michigan Sugar Co., Carollton Project, Series 1998 C, AMT,
	6.550%	11/15/31	11/24/1998	1,500,000
				$4,782,819

(c) Security subject to federal alternative minimum tax.  This security is a private activity obligation, the interest on which is subject to federal alternative minimum tax for individuals.

(d) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued.  As of September 30, 2004, the value of these securities amounted to $774,647, which represents 0.2% of net assets.

(e) Represents fair value as determined in good faith under procedures approved by the board of Trustees.

(f) The issuer is in default of certain debt covenants.  Income is being partially accrued based on the execution of the Forbearance agreement with the borrower.  As of September 30, 2004, the value of these securities amounted to $256,500, which represents 0.1% of net assets.

(g) The issuer is in default of certain debt covenants.  Income is not being accrued.  As of September 30, 2004, the value of these securities amounted to $1,631,110, which represents 0.3% of the net assets.

(h) Security purchased on a delayed delivery basis.

(i) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.   These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $37,229,667, which represents 7.7% of net assets.

(j) The security or a portion of the security pledged as collateral for open futures contracts.  At September 30, 2004, the total market value of securities pledged amounted to $1,799,701.

(k) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment principal and interest.

(l) Variable rate security. The interest rate shown reflects the rate as of September 30, 2004.

(m) The issuer has filed for bankruptcy protection under Chapter 11.  Income is being accrued. As of September 30, 2004, the value of these securities amounted to $906,985, which represents 0.2% of net assets.

(n) Variable rate demand notes.  This  security is payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of September 30, 2004.

(o) Cost for federal income tax purposes is $465,209,314.

At September 30, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Note	$42,797,500	$42,544,679	Dec-2004	$(252,821)
U.S. Long Bond	50,498,438	49,410,477	Dec-2004	(1,087,961)
				(1,340,782)

Acronym	Name
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Co.
GNMA	Government National Mortgage Association
MBIA	Municipal Bond Investors Assurance
RADIAN	Radian Asset Assurance

Investment Portfolio - Columbia Managed Municipals Fund
September 30, 2004 (unaudited)

Municipal Bonds - 95.6%				Par ($)	Value ($)
EDUCATION - 4.9%
Education - 4.1%
CA State Educational Facilities Authority Loyola Marymount University, Series 2001 A, Insured: MBIA,
	(a)	10/01/20		1,000,000	464,460
MA State College Building Authority Project Series 1994 A:
	7.500%	05/01/11		1,500,000	1,870,545
	7.500%	05/01/14		3,500,000	4,515,210
MA State Health & Educational Facilities Authority Mass Institute of Technology, Series 2002 K,
	5.500%	07/01/22		1,000,000	1,166,960
OH State Higher Educational Facilities Revenue Case Western Reserve University, Series 1994,
	6.250%	10/01/17		4,340,000	5,357,470
VA State College Building Authority Washington and Lee University, Series 2001,
	5.375%	01/01/21		2,000,000	2,289,960
WV State University Series 2000 A, Insured: AMBAC,
	(a)	04/01/18		3,800,000	2,067,200
		Education Total			17,731,805

Student Loan - 0.8%
ME State Educational Loan Marketing Corp. Series 1994 B-1, AMT,
	6.500%	11/01/09	(b)	3,000,000	3,320,580
Student Loan Total					3,320,580
EDUCATION TOTAL					21,052,385
HEALTH CARE - 8.1%
Continuing Care Retirement - 0.5%
FL Capital Project Finance Authority Glenridge on Palmer Ranch, Series 2002 A,
	8.000%	06/01/32		500,000	505,025
HI State Department of Budget & Finance Kahala Nui Project, Series 2003 A,
	7.875%	11/15/23		1,000,000	1,048,410
OH Hamilton County Health Care Facilities Revenue Twin Towers, Series 1998 A,
	5.125%	10/01/18		500,000	485,655
Continuing Care Retirement Total					2,039,090

Health Services - 0.5%
MA State Development Finance Agency Boston Biomedical Research Institute, Series 1999,
	5.650%	02/01/19		310,000	300,359
WI State Health & Educational Facilities Authority Marshfield Clinic, Series 1999, Insured: RADIAN,
	6.250%	02/15/29		1,600,000	1,795,632
Health Services Total					2,095,991

Hospitals - 6.7%
CA Abag Finance Authority for Nonprofit Corps. San Diego Hospital Association, Series 2003 C,
	5.375%	03/01/20		1,320,000	1,348,512
CA State Health Facilities Financing Authority Revenue Catholic Healthcare West, Series 2004 G,
	5.250%	07/01/23		500,000	502,800

FL Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series 2003 A:
	5.000%	10/01/18	825,000	840,568
	5.250%	10/01/24	800,000	801,424
FL West Orange Healthcare District Series 2001 A,
	5.650%	02/01/22	1,050,000	1,073,289
IL State Development Finance Authority Adventist Health System, Series 1999,
	5.500%	11/15/20	1,650,000	1,704,368
IL State Health Facilities Authority Swedish American Hospital, Series 2000,
	6.875%	11/15/30	1,000,000	1,100,260
LA State Public Facilities Authority Touro Infirmary, Series 1999 A,
	5.625%	08/15/29	1,240,000	1,249,461
MA State Health & Educational Facilities Authority Massachusetts General Hospital, Series 1992 F, Insured: AMBAC,
	6.250%	07/01/12	5,750,000	6,599,447
South Shore Hospital, Series 1999 F:
	5.625%	07/01/19	1,000,000	1,045,620
	5.750%	07/01/29	2,500,000	2,567,225
MD State Health & Educational Facilities Authority University of Maryland Medical System, Series 2000,
	6.750%	07/01/30	500,000	563,265
MO State Health & Educational Facilities Authority Lake Regional Health Systems, Series 2003,
	5.600%	02/15/25	625,000	640,481
MS State, University of Mississippi Medical Center Series 1998 B, Insured: AMBAC,
	5.500%	12/01/23	1,000,000	1,144,200
NM Farmington Hospital Revenue San Juan Regulated Medical Center, Series 2004 A,
	5.000%	06/01/23	500,000	494,940
NV Henderson Health Care Facilities Revenue Catholic Healthcare West, Series 1999 A,
	6.750%	07/01/20	1,000,000	1,093,460
OH Highland County Joint Township Hospital District Series 1999,
	6.750%	12/01/29	480,000	460,800
OH Miami County Hospital Facilities Revenue Upper Valley Medical Center, Series 1996 C,
	6.000%	05/15/06	525,000	549,145
OK State Development Finance Authority Duncan Regional Hospital, Series 2003 A,
	5.125%	12/01/23	1,000,000	1,002,120

TN Knox County Health, Educational & Housing Facilities Authority East Tennessee Hospital, Series 2003 B,
	5.750%	07/01/33		750,000	764,377
VA Prince William County, Industrial Development Authority Potomac Hospital Corp., Series 2003,
	5.200%	10/01/26		1,000,000	1,014,910
WI State Health & Educational Facilities Authority Aurora Health Care, Series 2003,
	6.400%	04/15/33		1,075,000	1,136,608
Wheaton Franciscan Services, Series 2002,
	5.750%	08/15/30		900,000	935,676
Hospitals Total					28,632,956

Intermediate Care Facilities - 0.4%
IN State Health Facilities Financing Authority Hoosier Care, Inc., Series 1999 A,
	7.125%	06/01/34		2,405,000	1,978,569
Intermediate Care Facilities Total					1,978,569
HEALTH CARE TOTAL					34,746,606

HOUSING - 1.9%
Assisted Living/Senior - 0.2%
NY Suffolk County Industrial Development Agency Gurwin Jewish-Phase II, Series 2004,
	6.700%	05/01/39		900,000	909,252
Assisted Living/Senior Total					909,252
Multi-Family - 1.2%
FL Broward County Housing Finance Authority Chaves Lake Apartment Project, Series 2000 A, AMT,
	7.500%	07/01/40	(b)	1,500,000	1,497,195
FL Clay County Housing Finance Authority Madison Commons Apartments, Series 2000 A, AMT,
	7.450%	07/01/40	(b)	725,000	726,566
FL Orange County Housing Finance Authority Palms at Brentwood Apartments, Series 1998 K,
	6.500%	12/01/34		1,925,000	1,551,165
NC Medical Care Commission Revenue Health Care Housing-ARC Projects, Series 2004 A,
	5.800%	10/01/34	(c)	1,400,000	1,394,862
Multi-Family Total					5,169,788
Single Family - 0.5%
NM State Mortgage Finance Authority Series 2000 A-2, AMT, Insured: GNMA/FNMA/FHLMC,
	7.100% %	09/01/30	(b)	580,000	589,118
NV State Housing Division Series 1991 A-2, AMT, Insured: FHA,
	7.750%	04/01/22	(b)	315,000	315,576
OH Housing Finance Agency Series 1997 A-1, AMT, Insured: GNMA,
	6.050%	09/01/17	(b)	490,000	517,876
RI State Housing & Mortgage Finance Corp. Series 1988, AMT, Insured: FHA,
	7.550%	10/01/22	(b)	515,000	515,582
Single Family Total					1,938,152
HOUSING TOTAL					8,017,192

INDUSTRIAL - 4.8%
Food Products - 2.8%
GA Cartersville Development Authority Anheuser Busch Companies, Inc., Series 1989 A, AMT,
	7.375%	05/01/09	(b)(d)	9,000,000	10,564,200
MI State Strategic Fund Michigan Sugar Co., Carollton Project: Series 1998 B,
	6.450%	11/01/25	(e)	700,000	637,483

	6.450%	11/01/25	(e)	700,000	637,483
Series 1998 C, AMT,
	6.550%	11/01/25	(b)(e)	800,000	737,112
		Food Products Total			11,938,795

Forest Products - 1.4%
FL Escambia County Environmental Improvement Revenue Series 2003 A, AMT,
	5.750%	11/01/27	(b)	550,000	557,150
WA Port Longview Industrial Development Corp. Weyerhaeuser Corp., Series 1992, AMT,
	6.875%	10/01/08	(b)	4,750,000	5,292,307
			Forest Products Total		5,849,457

Manufacturing - 0.2%
MO State Development Finance Board Procter & Gamble Co., Series 1999, AMT,
	5.200%	03/15/29	(b)	1,000,000	1,052,740
			Manufacturing Total		1,052,740

Oil & Gas - 0.3%
NJ Middlesex County Pollution Control Amerada Hess Corp., Series 2004,
	6.050%	09/15/34		240,000	250,147
VI Public Finance Authority Hovensa Refinery, Series 2003, AMT,
	6.125%	07/01/22	(b)	875,000	935,025
			Oil & Gas Total		1,185,172

Other Industrial Development Bonds - 0.1%
MI State Strategic Fund Obligation, Ltd. NSF International Project, Series 2004,
	5.250%	08/01/26		600,000	608,856
Other Industrial Development Bonds Total					608,856
	INDUSTRIAL TOTAL				20,635,020

OTHER - 12.7%
Refunded/Escrowed (f) - 12.4%
CA Foothill/Eastern Transportation Corridor Agency Series 1995 A,
	(a)	01/01/18		10,000,000	5,537,400
FL Jacksonville Transportation Authority Series 1985,
	9.200%	01/01/15		2,000,000	2,780,820
GA Fulton County Series 1992, Insured: FGIC,
	6.375%	01/01/14		13,270,000	15,768,343
GA State Municipal Electric Authority Series 1991, Insured: MBIA,
	6.600%	01/01/18		3,600,000	4,502,556
ID State Health Facilities Authority Revenue Intermountain Health Care Hospitals, Inc., Series 1992,
	6.650%	02/15/21		1,200,000	1,547,844

IL Metropolitan Pier & Exposition Authority Series 1996 A, Insured: MBIA,
	(a)	06/15/12		2,655,000	2,009,994
NC Eastern Municipal Power Agency Series 1991 A,
	6.500%	01/01/18		4,315,000	5,477,461
NY Triborough Bridge & Tunnel Authority Series 1992 Y,
	6.125%	01/01/21		5,500,000	6,761,590
OH Cleveland-Cuyahoga County Port Authority Oglebay Northern Co. Project, Series 1997-1, AMT,
	6.000%	03/01/07	(b)	160,000	170,346
OH Hilliard School District Series 1995 A, Insured: FGIC,
	(a)	12/01/12		2,505,000	1,836,967
OH State Water Development Authority Series 1990-1, Insured: AMBAC,
	6.000%	12/01/16		1,000,000	1,165,120
SC Calhoun County, Solid Waste Disposal Facilities, Eastman Kodak Co., Series 1992, AMT,
	6.750%	05/01/17	(b)	3,000,000	3,772,080
TX State Municipal Power Agency Series 1989, Insured: AMBAC,
	(a)	09/01/08		75,000	67,386
WV State Hospital Finance Authority Charlestown Area Medical Center, Series 2000 A,
	6.750%	09/01/30		1,610,000	1,942,835
		Refunded/Escrowed Total			53,340,742

Tobacco - 0.3%
NJ Tobacco Settlement Financing Corp. Series 2003,
	6.750%	06/01/39		1,415,000	1,358,287
				Tobacco Total	1,358,287
		OTHER TOTAL			54,699,029

OTHER REVENUE - 0.7%
Recreation - 0.5%
CA Agua Caliente Band Cahuilla Indians Series 2003,
	6.000%	07/01/18		350,000	361,501
FL Capital Trust Agency Seminole Tribe Convention Center, Series 2002 A,
	10.000%	10/01/33	(g)	1,500,000	1,794,690
			Recreation Total		2,156,191

Retail - 0.2%
NJ State Economic Development Authority Glimcher Properties L.P. Project, Series 1998, AMT,
	6.000%	11/01/28	(b)	850,000	822,579
OH Lake County North Madison Properties Ltd. Project, Series 1993,
	8.819%	09/01/11		165,000	165,114
		Retail Total			987,693
		OTHER REVENUE TOTAL			3,143,884

RESOURCE RECOVERY - 0.4%
Disposal - 0.4%
IL Development Finance Authority Waste Management, Inc., Series 1997, AMT,
	5.050%	01/01/10	(b)	500,000	523,415
MI State Strategic Fund United Waste Systems, Inc., Series 1995, AMT,
	5.200%	04/01/10	(b)	500,000	527,355
NV State Department of Business & Industry Republic Services, Inc. Project, Series 2003, AMT,
	5.625%	12/01/26	(b)	500,000	538,365
		Disposal Total			1,589,135
		RESOURCE RECOVERY TOTAL			1,589,135

TAX-BACKED - 32.4%
Local Appropriated - 2.2%
CA San Bernardino County Series 2002 A, Insured: MBIA,
	5.000%	07/01/15		2,210,000	2,446,293
IL Chicago Board of Education Series 1992 A, Insured: MBIA,
	6.000%	01/01/16		5,000,000	5,973,900
IN Crown Point School Building Corp. Series 2000, Insured: MBIA,
	(a)	01/15/19		1,665,000	853,596
		Local Appropriated Total			9,273,789

Local General Obligations - 12.5%
AK North Slope Borough Series 1999 A, Insured: MBIA,
	(a)	06/30/10		2,515,000	2,061,294
Series 2000 B, Insured: MBIA,
	(a)	06/30/10		2,000,000	1,641,320
Series 2001 A, Insured: MBIA,
	(a)	06/30/12		5,000,000	3,703,700
CA Golden West School Financing Authority Series 1999 A, Insured: MBIA,
	(a)	08/01/15		1,500,000	942,960
CA Los Angeles Unified School District Series 2002, Insured: MBIA,
	5.750%	07/01/16		400,000	474,612
CA Yuba City Unified School District Series 2000, Insured: FGIC,
	(a)	09/01/18		1,160,000	610,926
CA West Contra Costa Unified School District Series 2001 B, Insured: MBIA,
	6.000%	08/01/24		465,000	563,436
IL Champaign County Series 1999, Insured: FGIC,
	8.250%	01/01/20		1,015,000	1,460,717

IL Chicago Board of Education Series 1996, Insured: MBIA,
	6.250%	12/01/12	2,500,000	2,990,175
Series 1998 B-1, Insured: FGIC,
	(a)	12/01/21	1,500,000	654,405
IL Chicago Emergency Telephone System Series 1999, Insured: FGIC,
	5.500%	01/01/23	2,250,000	2,579,648
IL Cook County School District No. 102 Series 2001, Insured: FGIC,
	(a)	12/01/20	3,065,000	1,418,972
IL Will County Community Unit School District No. 365 Valley View, Series 1999 B, Insured: FSA,
	(a)	11/01/18	1,900,000	994,365
IL Will County Forest Preservation District Series 1999, Insured: FGIC,
	(a)	12/01/16	1,000,000	586,710
LA New Orleans Series 1991, Insured: AMBAC,
	(a)	09/01/12	6,250,000	4,617,250
MO Springfield School District No. R-12 Series 1991 B, Insured: FGIC,
	9.500%	03/01/07	600,000	703,284
NE Omaha Omaha Convention Center Arena, Series 2004,
	5.250%	04/01/23	1,000,000	1,125,860
OH Adams County Ohio Valley Local School District Series 1995, Insured: MBIA,
	7.000%	12/01/15	3,000,000	3,786,660
OH Beavercreek Local School District Series 1996, Insured: FGIC,
	6.600%	12/01/15	2,500,000	3,111,475
OH Crooksville Exempt Village School District Series 1986,
	7.375%	12/01/07	25,000	28,373
OH Cuyahoga County Series 1993 A, Insured: MBIA,
	(a)	10/01/12	1,000,000	743,390
OH Dublin City School District Series 1997, Insured: MBIA,
	(a)	12/01/11	900,000	698,490
OH Eastern Local School District Brown & Highland Counties Series 1995, Insured: FGIC,
	6.250%	12/01/17	1,160,000	1,430,489
OH Gahanna-Jefferson City School District Series 1993, Insured: AMBAC,
	(a)	12/01/11	795,000	617,866

OH Hilliard School District Series 2000, Insured: FGIC,
	5.750%	12/01/24	1,000,000	1,124,590
OH Kings Local School District Series 1995, Insured: FGIC,
	7.500%	12/01/16	2,110,000	2,759,226
OH Lakota Local School District Series 2001, Insured: FGIC,
	5.500%	12/01/18	1,460,000	1,708,886
OH Massillion City School District Series 2002, Insured: AMBAC:
	(a)	12/01/11	1,000,000	776,860
	(a)	12/01/09	900,000	769,716
OH Monroe Local School District Series 2002, Insured: AMBAC,
	5.750%	12/01/19	1,195,000	1,431,036
OH North Fork Local School District Series 2001, Insured: FSA,
	5.750%	12/01/17	510,000	609,919
OH Northwest Local School District Series 1998, Insured: FGIC,
	6.000%	12/01/13	1,030,000	1,225,710
OH Pickerington Local School District, Series 2001, Insured: FGIC,
	(a)	12/01/16	1,340,000	806,104
OH River Valley School District, School Facilities Construction & Improvement Series 2001, Insured: FSA,
	5.250%	11/01/23	500,000	560,705
OH Shaker Heights City School District Series 1990 A,
	7.100%	12/15/10	620,000	711,555
OH Southwest Licking Local School District Series 1999, Insured: FGIC,
	5.750%	12/01/16	400,000	474,552
OH Tri-County North Local School District Series 1986,
	8.125%	12/01/06	75,000	83,527
OH West Chester Township Series 2002, Insured: AMBAC,
	5.750%	12/01/20	1,000,000	1,197,540
TX Dallas County Flood Control District Series 2002,
	7.250%	04/01/32	1,500,000	1,548,990
WA Clark County School District No. 037 Series 2001 C, Insured: FGIC,
	(a)	12/01/20	1,150,000	534,083
		Local General Obligations Total		53,869,376

Special Non-Property Tax - 3.9%
IL Metropolitan Pier & Exposition Authority Series 1996 A, Insured: MBIA:
	(a)	12/15/12	8,850,000	6,447,491
	(a)	06/15/12	2,345,000	1,731,290
MA Massachusetts Bay Transportation Authority Series 2003 A,
	5.250%	07/01/19	1,200,000	1,364,424
MI State Trunk Line Series 2004, Insured: FSA:
	5.000%	11/01/19	1,000,000	1,112,420
NY State Local Government Assistance Corp. Series 1993 E, Insured: MBIA,
	5.000%	04/01/21	1,000,000	1,099,570
OH Hamilton County Sales Tax Revenue Series 2000 B, Insured: AMBAC,
	(a)	12/01/20	2,000,000	958,660
PR Commonwealth of Puerto Rico Highway & Transportation Authority, Series 2003 AA, Insured: MBIA,
	5.500%	07/01/19	1,000,000	1,174,440
Public Building Authority, Series 2002 C,
	5.500%	07/01/15	1,000,000	1,141,260
WA Central Puget Sound Regional Transportation Authority Series 1998, Insured: FGIC,
	5.250%	02/01/21	1,500,000	1,679,070
		Special Non-Property Tax Total		16,708,625

Special Property Tax - 0.7%
CA Huntington Beach Community Facilities District Grand Coast Resort, Series 2001,
	6.450%	09/01/31	500,000	521,265
CA Santa Margarita Water District Series 1999,
	6.250%	09/01/29	750,000	775,995
FL Double Branch Community Development District Series 2002 A,
	6.700%	05/01/34	400,000	427,872
FL Westchester Community Development District District No. 1 Special Assessment, Series 2003,
	6.000%	05/01/23	560,000	567,118
IL State Sports Facilities Authority Series 2001, Insured: AMBAC,
	(a)	06/15/18	1,000,000	541,880
		Special Property Tax Total		2,834,130

State Appropriated - 4.8%
CA State Public Works Board Coalinga State Hospital, Series 2004 A,
	5.500%	06/01/15	1,000,000	1,132,110
KY State Turnpike Authority Series 1992, Insured: FGIC,
	(a)	01/01/10	7,500,000	6,295,725

NJ State Transportation Trust Fund Authority Series 1999 A:
	5.750%	06/15/18		5,000,000	5,869,800
	5.750%	06/15/20		1,000,000	1,174,350
Insured: FGIC, Series 2004,
	5.000%	06/15/22		2,000,000	2,110,040
UT State Building Ownership Authority Series 1998 C, Insured: FSA,
	5.500%	05/15/19		3,450,000	3,993,685
		State Appropriated Total			20,575,710

State General Obligations - 8.3%
CA State Series 2002,
	5.250%	02/01/23		2,000,000	2,183,180
Series 2004,
	5.000%	02/01/22		2,000,000	2,084,720
MA Massachusetts Bay Transportation Authority Series 1992 B, Insured: MBIA,
	6.200%	03/01/16		3,825,000	4,608,972
Series 1994 A:
	7.000%	03/01/14		3,150,000	3,923,104
Insured: FSA,
	7.000%	03/01/19		2,500,000	3,247,925
OH State Series 1992,
	6.100%	08/01/12		380,000	450,558
PA State Series 1992-2, Insured: FSA,
	6.250%	07/01/12		7,200,000	8,614,800
PR Commonwealth of Puerto Rico Series 1998, Insured: MBIA,
	6.000%	07/01/16		2,000,000	2,432,940
Series 2001 A, Insured: MBIA,
	5.500%	07/01/16		4,230,000	4,954,514
Series 2004 A,
	5.250%	07/01/21	(c)	3,000,000	3,195,330
		State General Obligations Total			35,696,043
		TAX-BACKED TOTAL			138,957,673
TRANSPORTATION - 5.8%
Air Transportation - 1.5%
IL Chicago O’Hare International Airport United Airlines, Inc., Series 2000 A, AMT,
	6.750%	11/01/11	(b)(h)	1,600,000	598,336
IN Indianapolis Airport Authority Federal Express Corp. Project, Series 2004, AMT,
	5.100%	01/15/17	(b)	500,000	519,330
United Airlines, Inc., Series 1995 A, AMT,
	6.500%	11/15/31	(b)(h)	1,360,000	227,868
KY Kenton County Airport Board Delta Airlines, Inc., Series 1992 A, AMT,
	7.500%	02/01/20	(b)	1,000,000	682,520

MN Minneapolis & St. Paul Metropolitan Airports Commission Northwest Airlines: Series 2001 A, AMT,
	7.000%	04/01/25	(b)	1,250,000	1,035,988
Series 2001 B, AMT,
	6.500%	04/01/25	(b)	500,000	478,495
NC Charlotte/Douglas International Airport US Airways, Inc.: Series 1998, AMT,
	5.600%	07/01/27	(b)	1,000,000	446,970
Series 2000, AMT,
	7.750%	02/01/28	(b)	1,000,000	546,800
NJ State Economic Development Authority Continental Airlines, Inc., Series 1999, AMT,
	6.250%	09/15/29	(b)	2,000,000	1,471,900
TN Memphis-Shelby County Airport Authority Federal Express Corp., Series 2002,
	5.050%	09/01/12		500,000	532,630
			Air Transportation Total		6,540,837

Airports - 0.3%
MA State Port Authority Revenue Series 1999, AMT, Insured: FGIC,
	10.260%	07/01/29	(b)(g)(i)	1,000,000	1,182,360
				Airports Total	1,182,360
Toll Facilities - 2.1%
CO E-470 Public Highway Authority Series 2000 B, Insured: MBIA,
	(a)	09/01/18		4,600,000	2,446,142
MA State Turnpike Authority Metro Highway Systems Revenue Series 1997 C, Insured: MBIA,
	(a)	01/01/20		2,000,000	1,002,460
NY Triborough Bridge & Tunnel Authority Series 2002 E, Insured: MBIA,
	5.500%	11/15/20		2,050,000	2,402,026
OH State Turnpike Commission Series 1998 A, Insured: FGIC,
	5.500%	02/15/17		1,690,000	1,960,569
VA Richmond Metropolitan Authority Series 1998, Insured: FGIC,
	5.250%	07/15/22		1,100,000	1,240,701
				Toll Facilities Total	9,051,898

Transportation - 1.9%
GA Metropolitan Atlanta Rapid Transit Authority Series 1992 P, Insured: AMBAC:
	6.250%	07/01/20		4,000,000	4,891,720
NV State Department of Business & Industry Las Vegas Monorail Project, Series 2000:
	7.375%	01/01/30		650,000	660,459
	7.375%	01/01/40		500,000	505,110

OH Toledo-Lucas County Port Authority CSX Transportation, Inc., Series 1992,
	6.450%	12/15/21		2,000,000	2,239,700
			Transportation Total		8,296,989
		TRANSPORTATION TOTAL			25,072,084

UTILITY - 23.9%
Independent Power Producers - 0.6%
NY Suffolk County Industrial Development Agency Nissequogue Cogen Partners, Series 1998, AMT,
	5.500%	01/01/23	(b)	1,000,000	950,930
PA Carbon County Industrial Development Authority Panther Creek Partners Project, Series 2000, AMT,
	6.650%	05/01/10	(b)	830,000	897,371
PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities AES Project, Series 2000, AMT,
	6.625%	06/01/26	(b)	645,000	690,137
		Independent Power Producers Total			2,538,438

Investor Owned - 1.8%
IN Petersburg Series 1995 C, AMT,
	5.950%	12/01/29	(b)	1,500,000	1,566,165
IN State Development Finance Authority Series 1999, AMT,
	5.950%	08/01/30	(b)	1,000,000	1,021,250
OH State Air Quality Development Authority Cleveland Electric Illuminating Co., Series 2002 A,
	6.000%	12/01/13		500,000	530,845
JMG Funding Ltd. Project Series 1997, AMT, Insured: AMBAC,
	5.625%	01/01/23	(b)	1,000,000	1,069,080
TX Brazos River Authority Texas Utilities Electric Co. Project: Series 1999 B, AMT,
	6.750%	09/01/34	(b)	2,455,000	2,767,742
Series 2001 C, AMT,
	5.750%	05/01/36	(b)	395,000	416,231
WY Lincoln County, Environmental Improvement Revenue Pacificorp Project, Series 1995,
	4.125%	11/01/25		500,000	492,095
				Investor Owned Total	7,863,408

Joint Power Authority - 10.6%
GA State Municipal Electric Authority Series 1991, Insured: MBIA:
	6.600%	01/01/18		17,700,000	21,904,281
NC Eastern Municipal Power Agency Series 1991 A,
	6.500%	01/01/18		2,185,000	2,651,738
Series 1992, Insured: MBIA,
	(a)	01/01/09		2,260,000	1,995,354
Series 1993, Insured: AMBAC,
	6.000%	01/01/18		7,000,000	8,388,730
WA State Public Power Supply System Nuclear Project No. 2, Series 1992 A,
	6.300%	07/01/12		3,500,000	4,173,260
Nuclear Project No. 3, Series 1989 B,
	(a)	07/01/08		7,000,000	6,285,440
		Joint Power Authority Total			45,398,803

Municipal Electric - 3.2%
OH Cleveland Public Power System Revenue Series 1994 A, Insured: MBIA,
	(a)	11/15/13		2,000,000	1,406,560

PA Westmoreland County Municipal Authority
Series 2000 A, Insured: FGIC,
	(a)	08/15/23		1,400,000	552,202
PR Puerto Rico Electric Power Authority Series 2002 KK, Insured: MBIA,
	5.500%	07/01/16		2,000,000	2,342,560
SD Heartland Consumers Power District Series 1992, Insured: FSA,
	6.000%	01/01/17		8,000,000	9,563,040
		Municipal Electric Total			13,864,362

Water & Sewer - 7.7%
DE State Economic Development Authority General Waterworks Corp., Series 1992 B,
	6.450%	12/01/07		1,160,000	1,291,498
GA Atlanta Water & Wastewater Revenue Series 1999 A, Insured: FGIC,
	5.500%	11/01/22		3,225,000	3,725,617
Series 2001 A, Insured: MBIA,
	5.500%	11/01/27		1,500,000	1,705,305
GA Fulton County Series 1992, Insured: FGIC,
	6.375%	01/01/14		430,000	510,432
OH Cleveland Waterworks Revenue Series 1993, Insured: MBIA,
	5.500%	01/01/21		3,000,000	3,455,820
OH Lakewood Water Systems Revenue Series 1995, Insured: AMBAC,
	5.850%	07/01/20		2,405,000	2,896,582
OH State Water Development Authority Series 1991 B, Insured: FSA,
	5.500%	06/01/18		1,000,000	1,168,230
OH Warren Waterworks Revenue Series 1997, Insured: FGIC,
	5.500%	11/01/15		500,000	572,510
PA Allegheny County Sanitation Authority Series 1991 A, Insured: FSA,
	(a)	06/01/07		2,370,000	2,223,179
PA Dauphin County Industrial Development Authority Dauphin Water Supply Co., Series 1992 A, AMT,
	6.900%	06/01/24	(b)	3,400,000	4,280,872

TX Houston Water & Sewer System Revenue Series 1998, Insured: FSA,
	(a)	12/01/23		3,500,000	1,351,697
Series 1991 C: Insured: AMBAC,
	(a)	12/01/08		4,000,000	3,553,800
	(a)	12/01/09		4,000,000	3,399,080
	(a)	12/01/10		3,750,000	3,034,163
		Water & Sewer Total			33,168,785
		UTILITY TOTAL			102,833,796
Total Municipal Bonds (cost of $367,219,768)					410,746,804

				Shares
Municipal Preferred Stocks -1.0%
HOUSING - 1.0%
Multi-Family - 1.0%
Charter Mac Equity Issuer Trust, AMT,
	6.625%	06/30/09	(b)(g)(i)	2,000,000	2,222,440
MuniMae Equity Trust, AMT,
	7.750%	06/30/50	(b)(g)(i)	2,000,000	2,268,100

Total Municipal Preferred Stock (cost of $4,000,000)					4,490,540

				Par ($)
Short-Term Obligations -3.4%
Variable Rate Demand Notes (j) -3.4%
IA Higher Education Loan Authority Loras College, Series 2000,
	1.720%	11/01/30		1,000,000	1,000,000
IN Health Facility Financing Authority Fayette Memorial Hospital Association, Inc., Series 2002
	1.770%	10/01/32		1,100,000	1,100,000
MN Brooklyn Center Revenue, Brookdale Corp. II Project, Series 2001,
	1.770%	12/01/14		100,000	100,000
MN Mankato Revenue Bethany Lutheran College, Series 2000 B,
	1.770%	11/01/15		100,000	100,000
MO State Health & Educational Facilities Authority Bethesda Health Group of St. Louis, Inc., Series 2001 A,
	1.680%	08/01/31		100,000	100,000
Washington University, Series 1996 C,
	1.700%	09/01/30		1,800,000	1,800,000
MS Jackson County Pollution Control Revenue Chevron Corp: Series 1992,
	1.730%	12/01/16		2,400,000	2,400,000
Series 1993,
	1.730%	06/01/23		1,000,000	1,000,000
NM Farmington Pollution Control Revenue Arizona Public Service Co., Series 1994 B,
	1.730%	09/01/24		3,100,000	3,100,000
NY New York City Series 1993 A-7,
	1.730%	08/01/21		900,000	900,000
WI State Health & Educational Facilities Authority ProHealth, Care, Inc., Series 2001 B, Insured: AMBAC,
	1.720%	08/15/30		300,000	300,000
WY Unita County Pollution Control Revenue Chevron USA, Inc. Project,
	1.730%	08/15/20		2,600,000	2,600,000
Total Short-Term Obligations (cost of $14,500,000)					14,500,000

Total Investments -100.0% (cost of $385,719,768) (k)	429,737,344

Other Assets & Liabilities, Net - 0.0%	(186,313)

Net Assets - 100.0%	$429,551,031

Notes to Investment Portfolio:

(a)           Zero coupon bond.

(b)           Security subject to federal alternative minimum tax. This security is a private activity obligation, the interest on which is subject to federal alternative minimum tax for individuals.

(c)           Security purchased on a delayed delivery basis.

(d)           A portion of the security with a market value of $3,404,020 pledged as collateral for open futures contracts.

(e)           Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At September 30, 2004, the value of these securities amounted to $1,374,595, which represents 0.3% of net assets.

Security			Acquisition Date	Acquisition Cost
MI State Strategic Fund
Michigan Sugar Co., Carollton Project: Series 1998 B,
	6.450%	11/01/25	11/24/98	$700,000
Series 1998 C, AMT,
	6.550%	11/01/25	11/24/98	800,000
				$1,500,000

(f) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(g)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $7,467,590, which represents 1.7% of net assets.

(h)   The issuer has filed for bankruptcy under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. As of September 30, 2004, the value of these securities amounted to $826,204, which represents 0.2% of net assets.

(i) Variable rate security. The interest rate shown reflects the rate as of September 30, 2004.

(j)    Variable rate demand notes. These securities are payable upon demand not more than one, seven or thirty business days notice. Put bonds and notes have a demand feature that matures within one year. The interest rates change periodically. The interest rates shown reflect the rates as of September 30, 2004.

(k) Cost for federal income purposes is $385,485,734.
At September 30, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Note	$32,436,000	$32,244,515	Dec-2004	$(191,484)

Acronym	Name
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Co.
MBIA	Municipal Bond Investors Assurance
RADIAN	Radian Asset Assurance
RITES	Residual Interest Tax Exempt Securities

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust IX

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 24, 2004

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 24, 2004